UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, PO Box 209, Muscatine, IA 52761

(Address of principal executive offices) (Zip code)

Robert H. Solt, President

2610 Park Avenue, Muscatine, IA 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: 563-288-2773

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

Pearl Total Return Fund

Holdings as of 3/31/07

Cusip	Equity Funds	% Total Assets	Shares	Market Value
256201104	Dodge & Cox Balanced (DODBX)	5.70%	76,927.333	$6,721,910.36
256206103	Dodge & Cox International Stock (DODFX)	7.58%	195,191.005	$8,949,507.58
256219106	Dodge & Cox Stock (DODGX)	2.89%	22,076.190	$3,406,356.12
32008F200	First Eagle Overseas (SGOIX)	10.16%	455,130.620	$11,992,691.84
487301103	Keeley Small Cap Value (KSCVX)	3.81%	165,833.366	$4,502,375.89
494613607	Kinetics Paradigm Fund (KNPYX)	10.45%	464,853.314	$12,332,558.42
494613813	Kinetics Small Cap Opps (KSCYX)	3.02%	123,781.182	$3,568,611.48
00758M634	LSV Value Equity Fund (LSVEX)	7.10%	429,746.258	$8,380,052.03
577130206	Matthews Asian Growth & Income (MACSX)	6.78%	417,910.503	$7,998,807.03
413838509	Oakmark International Small Cap (OAKEX)	23.09%	1,125,024.531	$27,248,094.14
885215566	Thornburg International Value (TGVIX)	5.04%	198,746.901	$5,948,494.75
093001774	William Blair International Growth (BIGIX)	4.46%	180,131.224	$5,263,434.37

	Equity Funds Subtotal	90.08%		$106,312,894.01

	Income Funds:
693390700	PIMCo Total Return (PTTRX)	3.77%	427,036.739	4,453,993.19
	Cash and Money Markets:
	Cash & Money Markets	6.15%	7,237,876.390	$7,237,876.39
	Portfolio Total	100.00%		$118,004,763.59

Pearl Aggressive Growth Fund

Holdings as of 3/31/07

Cusip	Equity Funds	% Total Assets	Shares	Market Value
025086745	American Century International Opportunity (AIOIX)	2.83%	152,283.235	$1,510,649.69
04314H808	Artisan International Small Cap (ARTJX)	17.77%	416,097.497	$9,474,540.01
25264S502	Diamond Hill Large Cap Fund (DHLRX)	4.73%	152,986.640	$2,521,219.83
316389873	Fidelity Leveraged Company Stock Fund (FLVCX)	6.29%	108,069.309	$3,354,471.35
38141W414	Goldman Sachs Growth & Income (GSIIX)	1.98%	34,979.880	$1,053,943.78
471023655	Janus Contrarian	6.16%	182,664.403	$3,282,479.32
487301103	Keeley Small Cap Value (KSCVX)	2.96%	58,097.222	$1,577,339.58
494613607	Kinetics Paradigm Fund (KNPYX)	3.77%	75,850.026	$2,012,301.19
52106N889	Lazard Emerging Markets Fund (LZEMX)	7.79%	195,800.166	$4,152,921.52
577130107	Matthews Pacific Tiger (MAPTX)	10.62%	240,472.603	$5,660,725.07
77956H815	T. Rowe Price Emerging Eur. & Med. (TREMX)	9.41%	152,320.476	$5,017,436.48
885215475	Thornburg Core Growth (THIGX)	10.06%	281,521.410	$5,362,982.86
885215632	Thornburg Value - I	4.58%	59,728.902	$2,444,106.67
90330L402	US Global Eastern European (EUROX)	7.32%	82,663.198	$3,900,876.31
936772508	Wasatch Micro Cap (WMICX)	2.07%	161,654.106	$1,105,714.09

	Equity Funds Subtotal	98.34%		$52,431,707.75

	Cash and Money Markets:
	Cash & Money Markets	1.66%		$883,878.68
	Portfolio Total	100.00%		$53,315,586.43

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibit (a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pearl Mutual Funds

By:	/s/ David M. Stanley
David M. Stanley Secretary

Date: May 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities, and on the date indicated.

By:	/s/ Robert H. Solt
Robert H. Solt President, Chief Executive Officer and Chief Financial Officer

Date: May 17, 2007